Cover	Jun. 14, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 14, 2021
Entity File Number	000-25043
Entity Registrant Name	FIRST REAL ESTATE INVESTMENT TRUST OF NEW JERSEY
Entity Central Index Key	0000036840
Entity Tax Identification Number	22-1697095
Entity Incorporation, State or Country Code	NJ
Entity Address, Address Line One	505 Main Street
Entity Address, City or Town	Hackensack
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07601
City Area Code	(201)
Local Phone Number	488-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares of beneficial interest, without par value
Trading Symbol	FREVS
Security Exchange Name	NONE
Entity Emerging Growth Company	false